Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 20.8%
Banco Bilbao Vizcaya Argentaria SA	6,801,897	$21,132,081
Banco Santander SA	23,134,164	52,431,551
Bankia SA	627,119	553,735
Bankinter SA	2,002,702	8,489,782
CaixaBank SA	7,665,399	14,320,430

		96,927,579

Biotechnology — 4.1%
Grifols SA	602,235	18,837,470

Construction & Engineering — 7.5%
ACS Actividades de Construccion y Servicios SA	551,888	14,088,830
Ferrovial SA	764,601	20,769,297

		34,858,127

Diversified Telecommunication Services — 8.9%
Cellnex Telecom SA(a)	356,209	20,175,976
Telefonica SA	4,529,921	21,369,786

		41,545,762

Electric Utilities — 25.9%
Endesa SA	678,642	16,116,840
Iberdrola SA	8,434,905	90,898,266
Red Electrica Corp. SA	748,402	13,186,556

		120,201,662

Electrical Equipment — 2.6%
Siemens Gamesa Renewable Energy SA	712,329	11,992,351

Gas Utilities — 5.1%
Enagas SA	489,084	10,994,894
Naturgy Energy Group SA	674,309	12,522,373

		23,517,267

Insurance — 1.5%
Mapfre SA	3,922,600	6,907,108

IT Services — 6.3%
Amadeus IT Group SA	561,934	29,340,646

Oil, Gas & Consumable Fuels — 4.1%
Repsol SA	2,068,560	19,259,050

Security	Shares	Value

Specialty Retail — 8.9%
Industria de Diseno Textil SA	1,487,320	$41,443,213

Transportation Infrastructure — 4.1%
Aena SME SA(a)(b)	133,333	19,013,714

Total Common Stocks — 99.8% (Cost: $720,528,972)		463,843,949

Rights

Construction & Engineering — 0.0%
Ferrovial SA, (Expires 06/02/20)(b)(c)	775,599	287,464

Total Rights — 0.0% (Cost: $262,289)		287,464

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)	200,000	200,000

Total Short-Term Investments — 0.1% (Cost: $200,000)		200,000

Total Investments in Securities — 99.9% (Cost: $720,991,261)		464,331,413

Other Assets, Less Liabilities — 0.1%		595,813

Net Assets — 100.0%		$464,927,226

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,665	(b)	$107	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	419,000	(219,000)	200,000	200,000	6,800		—	—

				$200,000	$8,465		$107	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Spain ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	8	06/19/20	$629	$33,149

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$463,843,949	$—	$—	$463,843,949
Rights	—	—	287,464	287,464
Money Market Funds	200,000	—	—	200,000

	$464,043,949	$—	$287,464	$464,331,413

Derivative financial instruments(a)
Assets
Futures Contracts	$33,149	$—	$—	$33,149

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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